Operating leases (Tables)	3 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for three months ended March 31, 2026 and March 31, 2025 were as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Operating lease costs	$10,780	$11,199
Income from sub-leases	(379)	(768)
Net operating lease costs	$10,401	$10,431

Schedule of Future Minimum Lease Payments
Future minimum lease payments under non-cancelable leases as of March 31, 2026 were as follows:

(in thousands)
Year 1	$40,077
Year 2	35,506
Year 3	26,223
Year 4	19,239
Year 5	10,721
Thereafter	30,662
Total future minimum lease payments	162,428
Lease imputed interest	(15,899)
Total	$146,529